S000054583 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	101 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI All Country World Ex-U.S. Index-NR (reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Prospectus [Line Items]
Average Annual Return, Percent	5.53%	4.10%	6.14%
Franklin International Low Volatility High Dividend Hedged Index-NR (reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Prospectus [Line Items]
Average Annual Return, Percent	15.99%	9.13%	9.10%
MSCI World ex-US IMI Local Index-NR (reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Prospectus [Line Items]
Average Annual Return, Percent	12.22%	7.61%	8.20%
Franklin International Low Volatility High Dividend Index ETF
Prospectus [Line Items]
Average Annual Return, Percent	15.55%	8.72%	8.65%
Performance Inception Date			Jul. 27, 2016
Franklin International Low Volatility High Dividend Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.11%	7.07%	6.90%
Performance Inception Date			Jul. 27, 2016
Franklin International Low Volatility High Dividend Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.03%	6.45%	6.41%
Performance Inception Date			Jul. 27, 2016